SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Exploration and evaluation expenses	$ 811,560	$ 5,243,030	$ 18,687,631	$ 20,717,450
Administration expenses	425,578	347,406	1,290,605	848,205
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	2,522,000	2,798,000	12,652,000	10,398,000
Administration expenses	53,000	87,000	247,000	255,000
Total	$ 2,575,000	$ 2,885,000	$ 12,899,000	$ 10,653,000